UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 22,561	$ 17,670
Restricted cash	123	134
Accounts receivable	1,252	737
Prepayments and other current assets	26,160	21,525
Cryptocurrency assets	15,375	55,077
Assets held for sale	16,232
Total current assets	81,703	95,143
Non-current assets:
Property and equipment, net	47,151	70,199
Intangible assets, net	63,788	71,931
Deposits	2,382	99
Long-term investments	8,530	10,050
Right-of-use assets	4,986	6,166
Amounts due from related party - non-current	0	11,504
Goodwill	26,569	26,569
Other non-current assets	3,204	4,455
Total non-current assets	156,610	200,973
TOTAL ASSETS	238,313	296,116
Current liabilities:
Accounts payable	27,411	54,438
Amounts due to related parties	0	8,021
Accrued payroll and welfare payable	646	489
Operating lease liabilities - current	1,524	2,213
Accrued expenses and other current liabilities	18,761	18,738
Income tax payable	71	498
Liabilities held for sale	2,515
Total current liabilities	50,928	84,397
Non-current liabilities:
Operating lease liabilities - non-current	3,544	4,569
Total non-current liabilities	3,544	4,569
TOTAL LIABILITIES	54,472	88,966
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	611,832	590,567
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(3,156)	(2,355)
Accumulated deficit and statutory reserve	(408,903)	(384,867)
Total BIT Mining Limited shareholders' equity	178,213	181,777
Non-controlling interests	5,628	25,373
Total shareholders' equity	183,841	207,150
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	238,313	296,116
Class A Ordinary shares
Shareholders' equity:
Ordinary shares, value	44	36
Class B Ordinary shares
Shareholders' equity:
Ordinary shares, value	0	0
Class A preference shares
Shareholders' equity:
Preference shares, Value	$ 0	$ 0